Share-based Compensation - LTIP (Details) - LTIP - USD ($)				6 Months Ended		12 Months Ended
	Jun. 05, 2023	Sep. 13, 2022	May 23, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Shared-based Compensation Award, Performance | May 23, 2022
Share-based Compensation
Maximum cash amount			$ 60,400,000
Number of business days for vesting after announcement of Group's annual results			2 days
Vesting, number of years after the covered financial year's announcement of Group's annual results			2 years
Shared-based Compensation Award, Performance | September 13, 2022, One
Share-based Compensation
Maximum cash amount		$ 3,800,000
Number of business days for vesting after announcement of Group's annual results		2 days
Vesting, number of years after the covered financial year's announcement of Group's annual results		2 years
Shared-based Compensation Award, Performance | June 5, 2023
Share-based Compensation
Maximum cash amount	$ 54,900,000
Number of business days for vesting after announcement of Group's annual results	2 days
Vesting, number of years after the covered financial year's announcement of Group's annual results	2 years
Shared-based Compensation Award, Non-performance | September 13, 2022, Two
Share-based Compensation
Maximum cash amount		$ 1,700,000
Vesting percentage on each of the first, second, third and fourth anniversaries		25.00%
Awarded Shares
Ordinary Shares Held by Trustee - Number of treasury shares
As at beginning of period				19,601,375	8,139,175	8,139,175
Purchased				2,725,515		14,028,465
Vested				(4,480,895)		(2,566,265)
As at end of period				17,845,995		19,601,375
Ordinary Shares Held by Trustee - Cost
As at beginning of period				$ 76,064,000	$ 40,014,000	$ 40,014,000
Purchased				9,071,000		48,084,000
Vested				(17,267,000)		(12,034,000)
As at end of period				67,868,000		$ 76,064,000
Awards forfeited				$ 5,041,000	$ 8,397,000